Provisions - Schedule of insurance contracts linked to pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	€ 149	€ 174
Fair value of insurance contracts linked to pensions at end of year	104	149	€ 174
Post-employment plans | Spain
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	149	174	192
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	4	1	1
Benefits paid	(16)	(19)	(21)
Paid premiums	0	1	0
Actuarial gains/(losses)	(33)	(8)	2
Fair value of insurance contracts linked to pensions at end of year	104	149	174
Other similar obligations | Spain
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	€ 0	€ 0	€ 0